UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/05

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            07/25/05


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$611094
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aflac Inc                      COM              001055102    17257 398733.00SH       SOLE                398733.00
Alberto-Culver                 COM              013068101     3431 79185.00 SH       SOLE                 79185.00
American Int'l Group           COM              026874107    31321 539086.00SH       SOLE                539036.00
Apache Corp                    COM              037411105      711 11000.00 SH       SOLE                 11000.00
Automatic Data Proc            COM              053015103    15487 369011.00SH       SOLE                368949.00
BP Amoco Plc Sponsored Adr     COM              055622104      208  3339.00 SH       SOLE                  3339.00
BankAmerica Cp                 COM              060505104      263  5775.00 SH       SOLE                  5775.00
Baxter International           COM              071813109    19896 536275.00SH       SOLE                536212.00
Bellsouth                      COM              079860102      163  6118.00 SH       SOLE                  6118.00
Berkshire Hills Bancorp        COM              084680107       71  2125.00 SH       SOLE                  2125.00
Biomet Inc                     COM              090613100    15593 450285.00SH       SOLE                450235.00
Bristol Myers Squibb           COM              110122108      320 12826.00 SH       SOLE                 12826.00
Capital Automotive             COM              139733109      260  6824.00 SH       SOLE                  6824.00
Chevron Corp                   COM              166764100     8629 154312.00SH       SOLE                154312.00
Chittenden Corp                COM              170228100      681 25043.00 SH       SOLE                 25043.00
Cintas Corp                    COM              172908105    18951 490955.00SH       SOLE                490892.00
Citigroup Inc                  COM              172967101    19162 414498.01SH       SOLE                414448.01
Coca Cola Co                   COM              191216100    20771 497504.00SH       SOLE                497504.00
Constellation Brands-A         COM              21036P108      590 20000.00 SH       SOLE                 20000.00
Darden Restaurants             COM              237194105     1096 33225.00 SH       SOLE                 33225.00
Dentsply Intl                  COM              249030107    11383 210805.00SH       SOLE                210755.00
Duke Energy Corp               COM              264399106    25211 847987.00SH       SOLE                847875.00
Ecolab                         COM              278865100    14339 443100.00SH       SOLE                443025.00
Equitable Resources            COM              294549100     8854 130200.00SH       SOLE                130200.00
ExxonMobil Corp                COM              30231G102    37493 652386.00SH       SOLE                652311.00
Fannie Mae                     COM              313586109    13832 236854.00SH       SOLE                236804.00
First Horizon Natl Corp        COM              320517105    14771 350025.00SH       SOLE                350025.00
Gannett Inc                    COM              364730101    16371 230154.00SH       SOLE                230154.00
General Electric               COM              369604103    28177 813199.00SH       SOLE                813124.00
Gillette Co                    COM              375766102      278  5500.00 SH       SOLE                  5500.00
Honeywell Intl                 COM              438516106      476 13000.00 SH       SOLE                 13000.00
IBM                            COM              459200101    19530 263213.00SH       SOLE                263213.00
Int'l Index (EAFA)             COM              464287465       47   900.00 SH       SOLE                   900.00
Intel Corp                     COM              458140100    32871 1263295.00SH      SOLE               1263145.00
Ishares S&P Smallcap 600       COM              464287804       50   900.00 SH       SOLE                   900.00
Johnson & Johnson              COM              478160104    15082 232037.00SH       SOLE                232037.00
Kimberly-Clark Corp            COM              494368103     2021 32282.00 SH       SOLE                 32282.00
Lowes                          COM              548661107    27140 466171.00SH       SOLE                466121.00
Manulife Financial Corp        COM              56501R106      241  5034.00 SH       SOLE                  5034.00
McCormick Co                   COM              579780206     8011 245127.00SH       SOLE                245027.00
Medtronic Inc                  COM              585055106    18328 353900.00SH       SOLE                353900.00
Microsoft Corp                 COM              594918104    30120 1212544.00SH      SOLE               1212394.00
Minnesota Mng & Mfg            COM              88579Y101      203  2806.00 SH       SOLE                  2806.00
National Healthcare            COM              636328106       20 30000.00 SH       SOLE                 30000.00
Neenah Paper, Inc              COM              640079109      537 17350.00 SH       SOLE                 17350.00
Pfizer Inc                     COM              717081103      392 14230.00 SH       SOLE                 14230.00
Pitney Bowes                   COM              724479100      233  5350.00 SH       SOLE                  5350.00
Procter & Gamble               COM              742718109    17417 330180.00SH       SOLE                330130.00
SBC Communications             COM              78387G103      106  4451.00 SH       SOLE                  4451.00
Sirius Satellite Rad           COM              82966U103        5   700.00 SH       SOLE                   700.00
Southern Co                    COM              842587107       86  2475.00 SH       SOLE                  2475.00
Southwest Airlines             COM              844741108    15018 1078116.00SH      SOLE               1078004.00
Spdr Tr Unit Ser 1             COM              78462F103     1661 13940.00 SH       SOLE                 13940.00
Staples Inc                    COM              855030102      387 18172.00 SH       SOLE                 18172.00
Sysco Corp                     COM              871829107     8018 221550.00SH       SOLE                221550.00
TCF Financial Corp             COM              872275102     2914 112600.00SH       SOLE                112600.00
United Healthgroup Inc         COM              91324P102    20559 394304.00SH       SOLE                394304.00
United Technologies            COM              913017109      932 18146.00 SH       SOLE                 18146.00
Verizon Communications         COM              92343V104      241  6968.00 SH       SOLE                  6968.00
Viacom Inc Cl B                COM              925524308      437 13650.00 SH       SOLE                 13650.00
Wal-Mart Stores Inc            COM              931142103    12701 263505.00SH       SOLE                263505.00
Walgreen Co                    COM              931422109      219  4753.00 SH       SOLE                  4753.00
Walt Disney                    COM              254687106    13169 522985.00SH       SOLE                522872.00
Wells Fargo & Co               COM              949746101    16351 265531.00SH       SOLE                265468.00